Note 9 - Stockholders' Equity - Shares of Common Stock Reserved for Issuance (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 27, 2024
Common stock reserved for issuance (in shares)	42,413,698	43,850,083	45,575,342
Common Warrants [Member]
Common stock reserved for issuance (in shares)	10,914	10,914	140,596
The 2019 Plan [Member]
Common stock reserved for issuance (in shares)	6,043,856	10,831,860	18,046,374
The 2024 Inducement Award Plan [Member]
Common stock reserved for issuance (in shares)	76,250	43,250	1,603,750	3,000,000
Share-Based Payment Arrangement, Option [Member]
Common stock reserved for issuance (in shares)	27,767,619	25,407,299	20,405,239
Restricted Stock Units (RSUs) [Member]
Common stock reserved for issuance (in shares)	6,691,605	5,733,306	3,016,481
ESPP [Member]
Common stock reserved for issuance (in shares)	1,823,454	1,823,454	2,362,902